Annual Total Returns [BarChart] - Great-West Conservative Profile Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	1.29%
2012	9.10%
2013	7.68%
2014	5.05%
2015	(0.95%)
2016	6.26%
2017	7.39%
2018	(3.15%)
2019	11.54%
2020	8.21%